Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
May 5, 2011
VIA EDGAR
Filing Room
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Bishop Street Funds: (File Nos. 033-80514 and 811-08572)
Ladies and Gentlemen:
On behalf of our client, Bishop Street Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information dated May 1, 2011 that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 33, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0000950123-11-042001 on April 29, 2011.
Please do not hesitate to contact me at 202.739.5896 or Magda El Guindi-Rosenbaum at 202.739.5778 should you have any questions.
Sincerely,
/s/ Christopher D. Menconi
Christopher D. Menconi